SEGMENT REPORTING (Schedule of Revenue and Long-Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 253,335	$ 234,636	$ 199,574
Property and equipment, net	50,460	39,047	35,644
IL [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	116,186	116,391	101,273
Property and equipment, net	16,478	16,757	11,973
US [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,873	8,537	8,697
Property and equipment, net	142	118	106
BR [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	90,842	89,455	70,982
Property and equipment, net	24,562	17,969	19,188
AR [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	13,643	15,211	14,772
Property and equipment, net	3,820	4,203	4,377
MX [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,889
Property and equipment, net	3,285
EC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,362
Property and equipment, net	1,530
CO [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,450
Property and equipment, net	303
Other Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,090	5,042	3,850
Property and equipment, net	$ 340